Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Related to Hedging
The following table presents the pre-tax gains (losses) related to our fair value hedging activities recognized in the consolidated income statement.

Income statement impact of fair value hedges
(in millions)	Location of gains (losses)	2025	2024	2023
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest income	$(546)	$311	$(631)
Hedged item	Interest income	547	(311)	629
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	762	(218)	366
Hedged item	Interest expense	(762)	218	(365)
Interest rate fair value hedges of loans
Derivative	Interest income	2	7	—
Hedged item	Interest income	(2)	(7)	—
Gain (loss) recognized in the consolidated income statement due to fair value hedging relationships		$1	$—	$(1)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following table presents the pre-tax impact of hedging derivatives used in net investment and cash flow hedging relationships.

Impact of derivative instruments used in net investment and cash flow hedging relationships
(in millions)
	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income	Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
	2025	2024	2023		2025	2024	2023
Net investment hedges
FX contracts	$(918)	$684	$(285)	Investment and other revenue	$21	$—	$—
Cash flow hedges
FX contracts	$(24)	$(1)	$7	Staff expense and investment and other revenue	$(13)	$7	$(2)
Interest rate contracts	—	—	—	Net interest income	—	—	—
Total	$(24)	$(1)	$7		$(13)	$7	$(2)

Summary of Hedged Items in Fair Value Hedging Relationships
The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

(in millions)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale securities (b)	$46,420	$40,751	$(910)	$(1,650)
Loans (c)	$2,939	$3,162	$(9)	$(7)
Long-term debt	$28,375	$27,458	$(264)	$(1,042)
(a)    Includes $332 million and $474 million of basis adjustment decreases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2025 and Dec. 31, 2024, respectively, and $10 million of basis adjustment increases and $5 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2025 and Dec. 31, 2024, respectively.
(b)    At Dec. 31, 2025 and Dec. 31, 2024, the amortized cost of the available-for-sale securities included in closed portfolios subject to portfolio layer method hedging was $15.1 billion and $12.1 billion, respectively, of which the notional amount hedged was $8.9 billion and $6.2 billion, respectively. The cumulative basis adjustments for active hedging relationships associated with such hedges as of Dec. 31, 2025 and Dec. 31, 2024 were an increase of $1 million and a decrease of $92 million, respectively.
(c)    At Dec. 31, 2025 and Dec. 31, 2024, loans included in closed portfolios subject to portfolio layer method hedging were $2.9 billion and $3.2 billion, respectively, of which $1.4 billion and $1.4 billion was designated as hedged, respectively. The cumulative basis adjustments for active hedging relationships associated with such hedges as of Dec. 31, 2025 and Dec. 31, 2024 were a decrease of $9 million and a decrease of $7 million, respectively.

Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and carrying values of our total derivatives portfolio.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$74,525	$66,805	$305	$326	$—	$—
Foreign exchange contracts	11,817	12,048	53	455	81	12
Total derivatives designated as hedging instruments			$358	$781	$81	$12
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$202,299	$169,523	$718	$835	$973	$1,210
Foreign exchange contracts	1,131,252	919,690	5,517	10,559	5,351	10,636
Equity contracts	6,366	5,321	21	143	44	34
Credit contracts	279	324	—	—	13	17
Total derivatives not designated as hedging instruments			$6,256	$11,537	$6,381	$11,897
Total derivatives fair value (d)			$6,614	$12,318	$6,462	$11,909
Effect of master netting agreements (e)			(5,224)	(8,612)	(3,831)	(9,033)
Fair value after effect of master netting agreements			$1,390	$3,706	$2,631	$2,876
(a)    The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.
(b)    For settled-to-market derivatives at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative on a daily basis. The gross fair value of derivative assets and liabilities has been reduced by these cash settlements.
(c)    The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.
(d)    Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)    Effect of master netting agreements includes cash collateral received and paid of $2,107 million and $714 million, respectively, at Dec. 31, 2025, and $1,953 million and $2,374 million, respectively, at Dec. 31, 2024.

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange revenue and other trading revenue.

Foreign exchange revenue and other trading revenue	Year ended Dec. 31,
(in millions)	2025	2024	2023
Foreign exchange revenue	$706	$688	$631
Other trading revenue	279	314	231

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit risk-contingent features and the value of collateral that has been posted.

	Dec. 31, 2025	Dec. 31, 2024
(in millions)
Aggregate fair value of OTC derivatives in net liability positions (a)	$381	$2,163
Collateral posted	$1,009	$1,940
(a)    Before consideration of cash collateral.
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31, 2025	Dec. 31, 2024
(in millions)
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$61	$40
Baa2/BBB	$252	$646
Ba1/BB+	$714	$2,710
(a)    The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.
(b)    Represents ratings by Moody’s/S&P.

Offsetting Assets
The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2025				Net assets recognized in the balance sheet	Gross amount of securities and cash received not offset in the balance sheet
	Gross assets recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$874	$685		$189	$68	$121
Foreign exchange contracts	5,218	4,523		695	102	593
Equity and other contracts	17	16		1	1	—
Total derivatives subject to netting arrangements	6,109	5,224		885	171	714
Total derivatives not subject to netting arrangements	505	—		505	—	505
Total derivatives	6,614	5,224		1,390	171	1,219
Reverse repurchase agreements	281,361	254,532	(b)	26,829	26,807	22
Securities borrowing	26,731	8,668		18,063	17,381	682
Total	$314,706	$268,424		$46,282	$44,359	$1,923
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2024				Net assets recognized in the balance sheet	Gross amount of securities and cash received not offset in the balance sheet
	Gross assets recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$1,032	$835		$197	$46	$151
Foreign exchange contracts	10,210	7,698		2,512	132	2,380
Equity and other contracts	131	79		52	—	52
Total derivatives subject to netting arrangements	11,373	8,612		2,761	178	2,583
Total derivatives not subject to netting arrangements	945	—		945	—	945
Total derivatives	12,318	8,612		3,706	178	3,528
Reverse repurchase agreements	252,941	228,386	(b)	24,555	24,524	31
Securities borrowing	18,144	1,553		16,591	15,777	814
Total	$283,403	$238,551		$44,852	$40,479	$4,373
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2025				Net liabilities recognized in the balance sheet	Gross amount of securities and cash pledged not offset in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$740	$456		$284	$44	$240
Foreign exchange contracts	5,040	3,348		1,692	79	1,613
Equity and other contracts	31	27		4	3	1
Total derivatives subject to netting arrangements	5,811	3,831		1,980	126	1,854
Total derivatives not subject to netting arrangements	651	—		651	—	651
Total derivatives	6,462	3,831		2,631	126	2,505
Repurchase agreements	269,352	254,532	(b)	14,820	14,820	—
Securities lending	12,840	8,668		4,172	4,005	167
Total	$288,654	$267,031		$21,623	$18,951	$2,672
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2024				Net liabilities recognized in the balance sheet	Gross amount of securities and cash pledged not offset in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet
(in millions)			(a)			Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$875	$475		$400	$42	$358
Foreign exchange contracts	9,938	8,533		1,405	208	1,197
Equity and other contracts	34	25		9	—	9
Total derivatives subject to netting arrangements	10,847	9,033		1,814	250	1,564
Total derivatives not subject to netting arrangements	1,062	—		1,062	—	1,062
Total derivatives	11,909	9,033		2,876	250	2,626
Repurchase agreements	239,957	228,386	(b)	11,571	11,558	13
Securities lending	4,046	1,553		2,493	2,277	216
Total	$255,912	$238,972		$16,940	$14,085	$2,855
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2025					Dec. 31, 2024
	Remaining contractual maturity				Total	Remaining contractual maturity				Total
(in millions)	Overnight and continuous	Up to 30 days	30-90 days	Over 90 days		Overnight and continuous	Up to 30 days	30-90 days	Over 90 days
Repurchase agreements:
U.S. Treasury	$207,600	$475	$1,420	$2,101	$211,596	$187,227	$196	$739	$742	$188,904
Agency RMBS	51,130	136	237	441	51,944	44,774	71	288	295	45,428
Corporate bonds	119	55	1,256	557	1,987	84	81	1,341	741	2,247
Sovereign debt/sovereign guaranteed	541	416	—	—	957	123	655	17	—	795
State and political subdivisions	17	25	361	328	731	37	14	414	302	767
U.S. government agencies	72	4	3	61	140	131	—	64	115	310
Other debt securities	71	370	246	136	823	19	278	287	12	596
Equity securities	—	15	628	531	1,174	—	4	592	314	910
Total	$259,550	$1,496	$4,151	$4,155	$269,352	$232,395	$1,299	$3,742	$2,521	$239,957
Securities lending:
Corporate bonds	$783	$—	$—	$—	$783	$222	$—	$—	$—	$222
U.S. Treasury	754	—	—	—	754	31	—	—	—	31
Agency RMBS	102	—	—	—	102	98	—	—	—	98
U.S. government agencies	2	—	—	—	2	—	—	—	—	—
Equity securities	11,199	—	—	—	11,199	3,695	—	—	—	3,695
Total	$12,840	$—	$—	$—	$12,840	$4,046	$—	$—	$—	$4,046
Total secured borrowings	$272,390	$1,496	$4,151	$4,155	$282,192	$236,441	$1,299	$3,742	$2,521	$244,003